ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	6 Months Ended
Jun. 30, 2022 USD ($)
Chia Liberal Fujian Education Technology Group Co., Ltd
Date of incorporation	Apr. 19, 2021
Owned subsidiary of Boya Hong Kong	100.00%
Registered capital	$ 7,900,000
Boya Hong Kong [Member] | China Liberal Beijing [Member]
Date of incorporation	Aug. 08, 2011
Proportion of ownership interest in subsidiary	91.1772%
Remaining proportion of ownership interest in subsidiary	8.8228%
Non-controlling interest	8.8228%
Non-controlling interest total price	$ 453,669
Owned subsidiary of Boya Hong Kong	100.00%
Registered capital	$ 5,100,000
Ownership interest owned by Shareholders	100.00%
Boya Hong Kong [Member] | Yi Xin BVI [Member]
Proportion of ownership interest in subsidiary	100.00%
Name Of Subsidiary	Yi Xin BVI International Investment Limited